WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 81.0% (a)
Communication Services - 4.0%
Activision Blizzard, Inc.	9,790	$757,648
Alphabet, Inc. - Class A (b)	727	1,943,649
Alphabet, Inc. - Class C (b)	414	1,103,438
Altice USA, Inc. - Class A (b)	2,400	49,728
AT&T, Inc.	23,366	631,116
Comcast Corp. - Class A	7,241	404,989
DISH Network Corp. - Class A (b)	4,495	195,353
Electronic Arts, Inc.	5,292	752,787
News Corp. - Class A	12,150	285,890
News Corp. - Class B	10,080	234,158
Nexstar Media Group, Inc. - Class A	1,700	258,332
Pinterest, Inc. - Class A (b)	340	17,323
Take-Two Interactive Software, Inc. (b)	3,888	599,024
The Interpublic Group of Cos., Inc.	4,550	166,848
The Walt Disney Co. (b)	4,306	728,446
Verizon Communications, Inc.	14,656	791,571
Zillow Group, Inc. - Class C (b)	430	37,900
		8,958,200
Consumer Discretionary - 7.7%
Advance Auto Parts, Inc.	290	60,578
Amazon.com, Inc. (b)	268	880,391
AutoNation, Inc. (b)	4,400	535,744
AutoZone, Inc. (b)	221	375,256
Bath and Body Works, Inc.(b)	2,595	163,563
Booking Holdings, Inc. (b)	231	548,364
Boyd Gaming Corp. (b)	2,310	146,131
Capri Holdings Ltd. (b)	1,730	83,749
Carter's, Inc.	2,640	256,714
Darden Restaurants, Inc.	70	10,603
Dick's Sporting Goods, Inc.	2,610	312,600
Dollar General Corp.	306	64,915
Dollar Tree, Inc. (b)	1,490	142,623
Domino's Pizza, Inc.	762	363,444
DoorDash, Inc. - Class A (b)	180	37,077
DR Horton, Inc.	1,420	119,237
Foot Locker, Inc.	2,930	133,784
Ford Motor Co. (b)	105,602	1,495,324
Frontdoor, Inc. (b)	585	24,511
Garmin Ltd.	129	20,054
General Motors Co.(b)	1,570	82,755
Gildan Activewear, Inc.	41,333	1,509,068
Harley-Davidson, Inc.	720	26,359
Kohl's Corp.	2,020	95,122
Lear Corp.	9,189	1,437,895
Lennar Corp. - Class A	560	52,461
Lennar Corp. - Class B	540	41,899
LKQ Corp.(b)	2,560	128,819
LVMH Moet Hennessy Louis Vuitton SE	705	506,395
Marriott Vacations Worldwide Corp.	730	114,851
Mattel, Inc. (b)	5,690	105,606
McDonald's Corp.	1,747	421,219
Mohawk Industries, Inc. (b)	6,193	1,098,638
Newell Brands, Inc.	39,763	880,353
NIKE, Inc. - Class B	6,736	978,269
Penske Automotive Group, Inc.	2,240	225,344
PVH Corp. (b)	13,645	1,402,570
Quarte Retail, Inc. - Series A	5,300	54,007
Skechers USA, Inc. - Class A (b)	10,819	455,696
Tapestry, Inc.	2,709	100,287
Target Corp.	2,655	607,384
Tempur Sealy International, Inc.	3,413	158,397
The Home Depot, Inc.	467	153,297
Toll Brothers, Inc.	195	10,782
Under Armour, Inc. - Class A (b)	2,050	41,369
Under Armour, Inc. - Class C (b)	3,870	67,802
Victoria's Secret & Co. (b)	865	47,800
Wayfair, Inc. - Class A (b)	130	33,216
Williams-Sonoma, Inc.	310	54,972
Yum! Brands, Inc.	4,750	580,972
		17,248,266
Consumer Staples - 4.5%
Brown-Forman Corp. - Class B	2,013	134,891
Costco Wholesale Corp.	3,238	1,454,995
Colgate-Palmolive Co.	28,792	2,176,099
Constellation Brands, Inc. - Class A	1,574	331,626
Diageo PLC	14,752	716,759
General Mills, Inc.	530	31,705
Kellogg Co.	1,180	75,426
Mondelez International, Inc. - Class A	4,475	260,356
PepsiCo, Inc.	1,205	181,244
Pernod Ricard SA	3,148	695,382
Philip Morris International, Inc.	7,510	711,873
The Clorox Co.	2,174	360,036
The Coca-Cola Co.	9,503	498,623
The Estee Lauder Cos., Inc. - Class A	2,803	840,704
The Hershey Co.	700	118,475
The Procter & Gamble Co.	4,589	641,542
Tyson Foods, Inc. - Class A	2,700	213,138
Walmart, Inc.	5,335	743,592
		10,186,466
Energy - 3.7%
Baker Hughes Co.	36,101	892,778
Cabot Oil & Gas Corp.	14,070	306,163
Cenovus Energy, Inc.	27,130	272,928
Chevron Corp.	1,830	185,654
Diamondback Energy, Inc.	490	46,388
Equitrans Midstream Corp.	11,830	119,956
Exxon Mobil Corp.	31,632	1,860,595
Halliburton Co.	75,308	1,628,159
Hess Corp.	1,580	123,414
HollyFrontier Corp.	13,480	446,592
Marathon Petroleum Corp.	960	59,338
NOV, Inc. (b)	70,358	922,393
Royal Dutch Shell PLC - Class A - ADR	20,058	893,985
Schlumberger NV	6,630	196,513
Targa Resources Corp.	6,938	341,419
Valero Energy Corp.	1,020	71,981
		8,368,256
Financials - 17.0%
Ally Financial, Inc.	8,630	440,561
American Express Co.	990	165,855
American International Group, Inc.	29,677	1,628,971
Aon PLC - Class A	4,597	1,313,685
Arch Capital Group Ltd. (b)	10,422	397,912
Arthur J Gallagher & Co.	4,978	739,980
Axis Capital Holdings Ltd.	16,341	752,340
Bank of America Corp.	48,738	2,068,928
Berkshire Hathaway, Inc. - Class B (b)	6,587	1,797,856
BlackRock, Inc.	297	249,082
Capital One Financial Corp.	12,328	1,996,766
Cboe Global Markets, Inc.	3,465	429,175
Citigroup, Inc.	27,029	1,896,895
Citizens Financial Group, Inc.	1,650	77,517
CME Group, Inc.	1,594	308,248
Discover Financial Services	1,995	245,086
Equitable Holdings, Inc.	41,259	1,222,917
Everest Re Group Ltd.	3,092	775,412
Fidelity National Financial, Inc.	6,510	295,163
First American Financial Corp.	1,520	101,916
Franklin Resources, Inc.	1,140	33,881
Huntington Bancshares, Inc.	2,905	44,911
Interactive Brokers Group, Inc. - Class A	4,386	273,423
Invesco Ltd.	10,821	260,894
Janus Henderson Group PLC	2,210	91,339
JPMorgan Chase & Co.	20,328	3,327,490
Lazard Ltd. - Class A	4,580	209,764
M&T Bank Corp.	2,581	385,447
Markel Corp. (b)	271	323,880
Marsh & Mclennan Cos., Inc.	6,038	914,334
MetLife, Inc.	22,137	1,366,517
Moody's Corp.	4,400	1,562,484
Morgan Stanley	5,948	578,800
Nasdaq, Inc.	2,088	403,026
New York Community Bancorp, Inc.	2,690	34,620
Old Republic International Corp.	3,240	74,941
OneMain Holdings, Inc.	9,820	543,341
Popular, Inc.	1,545	120,000
Prosperity Bancshares, Inc.	2,120	150,796
Raymond James Financial, Inc.	1,635	150,878
Regions Financial Corp.	6,335	134,999
Reinsurance Group of America, Inc.	990	110,147
S&P Global, Inc.	2,792	1,186,293
Santander Consumer USA Holdings, Inc.	2,785	116,135
SEI Investments Co.	1,180	69,974
Signature Bank	150	40,842
SLM Corp.	3,390	59,664
Stifel Financial Corp.	4,870	330,965
Synchrony Financial	6,149	300,563
The Charles Schwab Corp.	22,600	1,646,184
The Goldman Sachs Group, Inc.	2,695	1,018,791
Truist Financial Corp.	9,140	536,061
UBS Group AG	16,849	268,573
US Bancorp	4,493	267,064
Virtu Financial, Inc. - Class A	6,470	158,062
Voya Financial, Inc.	17,174	1,054,312
W.R. Berkley Corp.	5,475	400,660
Wells Fargo & Co.	58,842	2,730,857
		38,185,177
Health Care - 9.9%
Abbott Laboratories	3,520	415,818
AbbVie, Inc.	980	105,713
Agilent Technologies, Inc.	10,947	1,724,481
AmerisourceBergen Corp.	2,340	279,513
Amgen, Inc.	2,325	494,411
Anthem, Inc.	2,925	1,090,440
Baxter International, Inc.	1,580	127,079
Becton Dickinson and Co.	220	54,080
Biogen, Inc. (b)	180	50,938
Bio-Techne Corp.	493	238,893
Bristol-Myers Squibb Co.	18,624	1,101,982
Bruker Corp.	16,904	1,320,202
Cardinal Health, Inc.	8,950	442,667
Centene Corp. (b)	2,680	166,991
Cerner Corp.	2,300	162,196
Chemed Corp.	230	106,978
Cigna Corp.	2,426	485,588
CVS Health Corp.	9,198	780,542
Danaher Corp.	4,005	1,219,282
DENTSPLY SIRONA, Inc	1,410	81,851
Elanco Animal Health, Inc. (b)	370	11,799
Encompass Health Corp.	1,680	126,067
Fresenius Medical Care AG & Co. KGaA - ADR (c)	25,492	891,455
Gilead Sciences, Inc.	3,740	261,239
HCA Healthcare, Inc.	1,141	276,944
Hologic, Inc. (b)	2,330	171,977
Humana, Inc.	1,121	436,237
IQVIA Holdings, Inc. (b)	1,303	312,121
Johnson & Johnson	13,217	2,134,546
Laboratory Corp. of America Holdings (b)	439	123,552
Maravai LifeSciences Holdings, Inc. - Class A (b)	1,190	58,405
McKesson Corp.	7,338	1,463,050
Medtronic PLC	1,733	217,232
Merck & Co., Inc.	3,084	231,639
Molina Healthcare, Inc. (b)	720	195,343
Organon & Co.	4,325	141,817
Pfizer, Inc.	42,924	1,846,161
Quest Diagnostics, Inc.	525	76,288
ResMed, Inc.	730	192,392
Royalty Pharma PLC - Class A	3,205	115,829
Seagen, Inc. (b)	470	79,806
Thermo Fisher Scientific, Inc.	1,024	585,042
UnitedHealth Group, Inc.	2,630	1,027,646
Waters Corp. (b)	2,020	721,746
Zimmer Biomet Holdings, Inc.	407	59,569
		22,207,547
Industrials - 11.5%
3M Co.	4,522	793,249
A.O. Smith Corp.	1,660	101,376
AGCO Corp.	410	50,237
Allegion PLC	1,660	219,419
AMETEK, Inc.	1,245	154,392
Carlisle Cos., Inc.	840	166,984
Curtiss-Wright Corp.	2,485	313,557
Deere & Co.	760	254,653
Emerson Electric Co.	3,420	322,164
Equifax, Inc.	3,282	831,724
Expeditors International of Washington, Inc.	3,050	363,347
Fastenal Co.	9,220	475,844
FedEx Corp.	1,424	312,269
Ferguson PLC	1,953	271,963
Fortive Corp.	1,015	71,629
FTI Consulting, Inc. (b)	123	16,568
General Dynamics Corp.	1,169	229,159
General Electric Co.	20,490	2,111,085
Graco, Inc.	9,669	676,540
Honeywell International, Inc.	5,483	1,163,931
IDEX Corp.	4,478	926,722
Illinois Tool Works, Inc.	1,070	221,094
Johnson Controls International PLC	12,218	831,801
Kansas City Southern	1,347	364,552
Knight-Swift Transportation Holdings, Inc.	770	39,386
ManpowerGroup, Inc.	1,890	204,649
Masco Corp.	1,320	73,326
MSA Safety, Inc.	2,698	393,099
Nordson Corp.	3,819	909,495
Norfolk Southern Corp.	373	89,240
Northrop Grumman Corp.	280	100,842
Old Dominion Freight Line, Inc.	193	55,194
Oshkosh Corp.	335	34,294
Otis Worldwide Corp.	26,273	2,161,742
Parker-Hannifin Corp.	569	159,104
Pentair PLC	5,059	367,435
RBC Bearings, Inc. (b)	1,690	358,618
Republic Services, Inc.	715	85,843
Rockwell Automation, Inc.	4,962	1,459,026
Rollins, Inc.	4,470	157,925
Schneider National, Inc. - Class B	4,150	94,371
Simpson Manufacturing Co., Inc.	2,849	304,758
Snap-on, Inc.	130	27,164
Stanley Black & Decker, Inc.	5,589	979,808
Textron, Inc.	7,381	515,268
Trane Technologies PLC	3,843	663,494
TransUnion	7,978	896,009
United Parcel Service, Inc. - Class B	710	129,291
Verisk Analytics, Inc.	3,385	677,914
Watsco, Inc.	2,544	673,193
Watts Water Technologies, Inc. - Class A	7,945	1,335,475
Westinghouse Air Brake Technologies Corp.	19,844	1,710,751
		25,900,973
Information Technology - 15.9%
Accenture PLC - Class A	4,642	1,485,069
Adobe, Inc. (b)	2,484	1,430,088
Advanced Micro Devices, Inc. (b)	1,017	104,649
Altair Engineering, Inc. - Class A (b)	9,818	676,853
Amdocs Ltd.	15,142	1,146,401
Analog Devices, Inc.	8,077	1,352,736
ANSYS, Inc. (b)	3,523	1,199,405
Apple, Inc.	693	98,060
Applied Materials, Inc.	7,146	919,905
Arista Networks, Inc. (b)	1,185	407,213
Arrow Electronics, Inc. (b)	593	66,588
Autodesk, Inc. (b)	3,056	871,480
Cadence Design Systems, Inc. (b)	10,671	1,616,016
Cisco Systems, Inc.	20,376	1,109,066
Cognizant Technology Solutions Corp. - Class A	28,108	2,085,895
Concentrix Corp. (b)	1,685	298,245
Datto Holding Corp. (b)(c)	9,520	227,528
Dell Technologies, Inc. - Class C (b)	3,210	333,968
DocuSign, Inc. (b)	575	148,022
EPAM Systems, Inc. (b)	408	232,756
F5 Networks, Inc.(b)	670	133,183
Genpact Ltd.	2,380	113,074
Global Payments, Inc.	430	67,759
Hewlett Packard Enterprise Co.	89,243	1,271,713
HP, Inc.	15,240	416,966
Intel Corp.	11,977	638,135
International Business Machines Corp.	2,895	402,202
Jabil, Inc.	3,420	199,625
Jack Henry & Associates, Inc.	877	143,881
Juniper Networks, Inc.	10,077	277,319
Lam Research Corp.	1,352	769,491
Manhattan Associates, Inc. (b)	167	25,556
Mastercard, Inc. - Class A	3,567	1,240,174
Micron Technology, Inc.	6,227	441,993
Microsoft Corp.	7,789	2,195,875
MongoDB, Inc. (b)	382	180,117
Motorola Solutions, Inc.	884	205,371
Novanta, Inc. (b)	2,038	314,871
NXP Semiconductors NV	1,610	315,351
Oracle Corp.	12,120	1,056,016
Power Integrations, Inc.	1,703	168,580
PTC, Inc. (b)	3,361	402,614
Qorvo, Inc. (b)	1,730	289,239
QUALCOMM, Inc.	440	56,751
salesforce.com, Inc. (b)	8,196	2,222,919
Semtech Corp. (b)	1,770	138,007
Shimadzu Corp.	14,800	653,596
Silicon Laboratories, Inc. (b)	3,090	433,094
Skyworks Solutions, Inc.	970	159,837
Snowflake, Inc. - Class A (b)	700	211,701
SYNNEX Corp.	680	70,788
Synopsys, Inc. (b)	4,344	1,300,637
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,814	760,783
Teradata Corp. (b)	1,830	104,950
Texas Instruments, Inc.	5,863	1,126,927
The Western Union Co.	4,050	81,891
Twilio, Inc. - Class A (b)	300	95,715
VeriSign, Inc.(b)	140	28,701
Vontier Corp.	6,610	222,096
Western Digital Corp. (b)	480	27,091
Workday, Inc. - Class A (b)	2,491	622,476
Zendesk, Inc. (b)	2,334	271,654
		35,668,662
Materials - 3.9%
Agnico Eagle Mines Ltd.	4,168	216,232
Amcor PLC	8,320	96,429
Berry Global Group, Inc. (b)	480	29,222
CF Industries Holdings, Inc.	2,979	166,288
Crown Holdings, Inc.	290	29,226
Dow, Inc.	21,140	1,216,818
Franco-Nevada Corp.	5,937	771,304
Givaudan SA	217	992,386
Linde PLC	988	289,859
LyondellBasell Industries NV - Class A	981	92,067
Martin Marietta Materials, Inc.	2,367	808,757
NewMarket Corp.	604	204,617
Reliance Steel & Aluminum Co.	900	128,178
Royal Gold, Inc.	5,590	533,789
RPM International, Inc.	3,373	261,914
Sealed Air Corp.	3,386	185,519
Silgan Holdings, Inc.	780	29,921
Southern Copper Corp.	2,910	163,367
The Chemours Co.	5,190	150,821
The Sherwin-Williams Co.	2,403	672,191
Vulcan Materials Co.	7,409	1,253,307
Westlake Chemical Corp.	810	73,823
Wheaton Precious Metals Corp.	10,872	409,267
		8,775,302
Real Estate - 0.9%
AvalonBay Communities, Inc.	234	51,864
CBRE Group, Inc. - Class A (b)	2,310	224,901
Federal Realty Investment Trust	640	75,514
Highwoods Properties, Inc.	950	41,667
Kilroy Realty Corp.	1,340	88,721
Kimco Realty Corp.	13,245	274,834
National Retail Properties, Inc.	1,660	71,695
Public Storage	110	32,681
WP Carey, Inc.	430	31,407
Regency Centers Corp.	11,637	783,519
Ventas, Inc.	3,370	186,058
VEREIT, Inc.	4,560	206,249
		2,069,110
Utilities - 2.0%
American Electric Power Co., Inc.	680	55,203
CenterPoint Energy, Inc.	7,979	196,283
Dominion Energy, Inc.	1,280	93,466
Duke Energy Corp.	300	29,277
Edison International	27,451	1,522,707
Entergy Corp.	606	60,182
Evergy, Inc.	960	59,712
Exelon Corp.	1,156	55,881
FirstEnergy Corp.	1,310	46,662
NRG Energy, Inc.	42,263	1,725,598
The Southern Co.	3,211	198,986
UGI Corp.	9,920	422,790
		4,466,747
Total Common Stocks (Cost $144,911,252)		182,034,706

U.S. TREASURY OBLIGATIONS - 0.3%	Par Value
U.S. Treasury Notes - 0.3%
0.125%, due 05/31/23 (d)	$82,000	81,872
0.125%, due 08/31/23 (d)	17,000	16,955
0.250%, due 06/15/24 (d)	147,000	146,173
0.375%, due 09/15/24 (d)	20,000	19,912
0.750%, due 08/31/26 (d)	181,000	179,077
0.875%, due 09/30/26 (d)	189,000	187,996
1.125%, due 08/31/28 (d)	2,000	1,977
1.125%, due 02/15/31 (c)(d)	8,000	7,750
1.625%, due 05/15/31 (d)	109,000	110,294
1.250%, due 08/15/31 (d)	18,000	17,567
Total U.S. Treasury Obligations (Cost $772,860)		769,573

AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.810%, due 03/25/30 (d)(e)	289,943	36,073
Series K-1501, 0.537%, due 04/25/30 (d)(e)	1,657,392	43,936
Series K-110, 1.814%, due 04/25/30 (d)(e)	299,465	36,835
Series K-118, 1.054%, due 09/25/30 (d)(e)	598,920	44,495
Total Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $144,014)		161,339

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.7%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 0.806%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (d)(f)(g)	120,000	119,625
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 2.224%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (d)(f)(g)	110,000	110,259
BBCMS Trust
Series 2021-AGW, 1.334%, due 06/16/36 (1 Month U.S. LIBOR + 1.250%) (d)(f)(g)	200,000	199,937
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.484%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (d)(f)(g)	100,000	100,040
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (d)(e)(f)	294,966	295,312
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.101%, due 07/12/49 (d)(e)	108,000	111,316
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.180%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(f)(g)	110,000	110,000
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (d)(f)	120,000	124,916
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (d)(f)	90,000	93,631
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(e)(f)	52,394	53,275
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(e)(f)	112,197	114,219
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(e)(f)	23,798	24,188
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (d)(e)(f)	3,790	3,796
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(e)(f)	113,889	116,399
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(e)(f)	80,603	82,107
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (d)(e)(f)	194,076	194,304
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(e)(f)	59,147	59,772
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.235%, due 07/17/45 (d)(e)	105,000	109,386
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/05/44 (d)	225,000	224,730
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 4.023%, due 11/18/49 (d)(e)	100,000	101,271
PFMT 2021-J1 A10
2.000%, due 12/31/49 (d)(h)	100,000	94,741
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (d)(e)(f)	54,048	55,047
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 1.836%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (d)(f)(g)	250,000	249,922
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (d)(e)	62,686	63,383
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (d)(e)(f)	42,589	42,675
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (d)(e)(f)	11,887	12,051
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(e)(f)	100,000	100,526
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(e)(f)	250,000	249,721
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (d)(e)(f)	15,216	15,225
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (d)(f)	140,000	144,891
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 1.284%, due 05/15/31 (1 Month U.S. LIBOR + 1.200%) (d)(f)(g)	100,000	100,365
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (d)(e)(f)	106,410	107,836
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (d)(e)	120,000	124,886
Total Non-Agency Mortgage-Backed Obligations (Cost $3,723,528)		3,709,752

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.433%, due 07/17/54 ) (d)(e)	999,109	97,458
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.830%, due 08/15/53 (d)(e)	459,293	45,231
Total Non-Agency Mortgage-Backed Obligations (Cost $147,035)		142,689

ASSET-BACKED SECURITIES - 1.6%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29 (d)	55,461	57,080
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29 (d)	24,397	24,435
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27 (d)	100,000	99,971
ARBOR RLTY COMM RL NT 2021-FL3 C
Series C, 1.935%, due 08/15/34 (d)	225000	225070
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (d)(f)	95,696	98,815
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (d)	150,000	151,028
FedEx Corp. 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35 (d)	132,514	130,782
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (d)(f)	126,296	130,380
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (d)(f)	178,046	175,789
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (d)(f)	122,995	127,141
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (d)(f)	100,000	99,935
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (d)(f)	77,854	76,486
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69 (d)(f)	104,795	105,266
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (d)(f)	72,635	72,556
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (d)(f)	100,000	99,178
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (d)(f)	100,000	99,714
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (d)(f)	100,000	99,752
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (d)	100,000	100,238
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26 (d)	150,000	150,938
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26 (d)	100,000	100,438
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (d)(f)	193,236	195,186
SOFI CONSUMER LN PRGRM 2021-1 B
Series B, 1.300%, due 09/25/30 (d)	250,000	249,996
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (d)(f)	250,000	253,196
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.686%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (d)(f)(g)	82,760	82,807
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (d)(f)	79,810	81,790
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (d)(f)	125,000	127,516
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28 (d)	20,549	21,633
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (d)(f)	144,137	142,822
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (d)(f)	100,000	100,328
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (d)(f)	150,000	150,499
Total-Asset Backed Securities (Cost $3,624,992)		3,630,765

COLLATERALIZED LOAN OBLIGATIONS - 1.6%
Aimco CLO 11 Ltd.
1.426%, due 10/15/31 (3 Month U.S. LIBOR + 1.300%) (d)(f)(g)	250,000	250,017
Aimco CLO 11 Ltd.
Series LTD, 1.506%, due 10/15/31 (3 Month U.S. LIBOR + 1.380%) (d)(f)(g)	250,000	250,065
Apidos CLO XXIII
Series XXIII, 1.346%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (d)(f)(g)	250,000	250,068
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 1.684%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (d)(f)(g)(i)	250,000	248,067
Barings CLO Ltd. 2020-I
Series LTD, 1.526%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (d)(f)(g)	250,000	250,000
Benefit Street Partners CLO XIX Ltd.
Series A, 1.476%, due 01/18/33 (3 Month U.S. LIBOR + 1.350%) (d)(f)(g)	250,000	250,293
CIFC Funding 2020-III Ltd.
Series 2020-3, 1.734%, due 10/20/31 (3 Month U.S. LIBOR + 1.600%) (d)(f)(g)	250,000	250,065
Dryden 78 CLO Ltd.
Series LTD, 1.314%, due 04/18/33 (3 Month U.S. LIBOR + 1.180%) (d)(f)(g)	250,000	249,695
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 2.084%, due 07/15/39 (1 Month U.S. LIBOR + 2.000%) (d)(f)(g)	225,000	225,141
Marble Point CLO XIV Ltd.
Series FLT, 1.414%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (d)(f)(g)	280,000	280,130
MF1 2021-FL6 Ltd.
Series 2021-FL6, 1.935%, due 07/18/36 (1 Month U.S. LIBOR + 1.850%) (d)(f)(g)	225,000	225,211
MF1 2021-FL7 Ltd.
Series 2021-FL7, 2.145%, due 10/20/36 (1 Month U.S. LIBOR + 2.050%) (d)(f)(g)(i)	200,000	200,000
Octagon Investment Partners 48 Ltd.
Series A, 1.634%, due 10/20/31 (3 Month U.S. LIBOR + 1.500%) (d)(f)(g)	250,000	250,047
OHA Credit Funding 4 Ltd.
Series A-1, 1.468%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (d)(f)(g)	250,000	250,075
Sound Point CLO XXVII Ltd.
Series 2020-27, 1.825%, due 10/27/31 (3 Month U.S. LIBOR + 1.700%) (d)(f)(g)	250,000	250,095
Total Collateralized Loan Obligations (Cost $3,675,090)		3,678,969

CORPORATE BONDS - 3.3%
Basic Materials - 0.0% (j)
Ecolab, Inc.
4.800%, due 03/24/30 (d)	33,000	40,003
Steel Dynamics, Inc.
1.650%, due 10/15/27 (d)	46,000	45,512
		85,515
Communications - 0.2%
Amazon.com, Inc.
1.500%, due 06/03/30 (d)	70,000	68,195
AT&T, Inc..
2.750%, due 06/01/31 (d)	92,000	94,213
Fox Corp.
3.050%, due 04/07/25 (d)	98,000	104,289
The Walt Disney Co.
2.200%, due 01/13/28 (d)	38,000	39,226
T-Mobile USA, Inc.
3.750%, due 04/15/27 (d)	46,000	50,677
Verizon Communications, Inc.
4.329%, due 09/21/28 (d)	46,000	52,885
2.355%, due 03/15/32 (d)(f)	83,000	81,806
		491,291
Consumer, Cyclical - 0.1%
American Honda Finance Corp.
1.200%, due 07/08/25 (d)	38,000	38,202
Nissan Motor Co. Ltd.
4.810%, due 09/17/30 (d)(f)	46,000	51,807
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (d)	87,000	96,799
Ross Stores, Inc.
4.600%, due 04/15/25 (d)	62,000	69,133
		255,941
Consumer, Non-cyclical - 0.5%
Abbvie, Inc.
3.800%, due 03/15/25 (d)	67,000	72,383
Altria Group, Inc.
3.400%, due 05/06/30 (d)	48,000	50,689
Amgen, Inc.
3.200%, due 11/02/27 (d)	63,000	68,642
Astrazeneca PLC
0.700%, due 04/08/26 (d)	44,000	43,015
BAT International Finance PLC
1.668%, due 03/25/26 (d)	78,000	77,652
Constellation Brands, Inc.
3.700%, due 12/06/26 (d)	48,000	53,001
CVS Health Corp.
3.875%, due 07/20/25 (d)	128,000	140,155
1.750%, due 08/21/30 (d)	92,000	88,176
Global Payments, Inc.
2.650%, due 02/15/25 (d)	43,000	44,916
HCA, Inc.
4.125%, due 06/15/29 (d)	54,000	60,345
Johnson & Johnson
0.950%, due 09/01/27 (d)	100,000	98,023
1.300%, due 09/01/30 (d)	100,000	96,297
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (d)	37,000	41,065
PepsiCo, Inc.
2.625%, due 07/29/29 (d)	44,000	46,637
Royalty Pharma PLC
1.200%, due 09/02/25 (d)	39,000	38,701
1.750%, due 09/02/27 (d)	39,000	38,716
2.200%, due 09/02/30 (d)	61,000	59,509
Triton Container International Ltd
2.050%, due 04/15/26 (d)(f)	86,000	86,295
		1,204,217
Energy - 0.2%
BP Capital Markets PLC
3.535%, due 11/04/24 (d)	58,000	62,691
Enterprise Products Operating LLC
2.800%, due 01/31/30 (d)	46,000	47,927
Exxon Mobil Corp.
2.275%, due 08/16/26 (d)	52,000	54,545
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (d)	37,000	38,203
MPLX LP
4.875%, due 12/01/24 (d)	38,000	42,038
2.650%, due 08/15/30 (d)	35,000	35,131
Phillips 66
0.900%, due 02/15/24 (d)	47,000	47,011
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25 (d)	36,000	40,788
		368,334
Financial - 1.6%
Aflac, Inc.
3.250%, due 03/17/25 (d)	60,000	64,486
American International Group, Inc.
3.900%, due 04/01/26 (d)	77,000	85,309
American Tower Corp.
5.000%, due 02/15/24 (d)	36,000	39,523
Assurant, Inc.
4.200%, due 09/27/23 (d)	37,000	39,414
Aviation Capital Group LLC
1.950%, due 09/20/26 (d)(f)	73,000	72,219
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25 (d)(f)	56,000	57,581
2.125%, due 02/21/26 (d)(f)	102,000	100,948
Bank of America Corp.
4.125%, due 01/22/24 (d)	102,000	110,292
4.000%, due 01/22/25 (d)	39,000	42,309
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (d)(g)	230,000	230,624
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (d)(g)	92,000	93,668
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28 (d)(f)	104,000	101,603
BNP Paribas
2.819%, due 11/19/25 (3 Month U.S. LIBOR + 1.111%) (d)(f)(g)	200,000	209,673
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (d)(g)	90,000	90,218
4.450%, due 09/29/27 (d)	42,000	47,790
Equinix, Inc.
1.250%, due 07/15/25 (d)	69,000	68,850
2.900%, due 11/18/26 (d)	54,000	57,281
Intercontinental Exchange, Inc.
3.750%, due 12/01/25 (d)	65,000	71,469
JPMorgan Chase & Co.
3.875%, due 09/10/24 (d)	100,000	108,629
1.578%, due 04/22/27 (SOFR Rate + 0.885%) (d)(g)	90,000	90,202
1.470%, due 09/22/27 (SOFR Rate + 0.765%) (d)(g)	117,000	116,244
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (d)(g)	38,000	36,589
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (d)(g)	99,000	100,244
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (d)(g)	88,000	89,181
Kite Realty Group LP
4.000%, due 10/01/26 (d)	52,000	55,983
Main Street Capital Corp.
3.000%, due 07/14/26 (d)	99,000	100,996
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (d)	37,000	39,192
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (d)(g)	122,000	125,651
0.985%, due 12/10/26 (SOFR Rate + 0.720%) (d)(g)	92,000	90,393
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (d)(g)	120,000	120,311
1.512%, due 07/20/27 (SOFR Rate + 0.858%) (d)(g)	87,000	86,587
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (d)(g)	48,000	47,296
Oaktree Specialty Lending Corp.
2.700%, due 01/15/27 (d)	100,000	100,338
Realty Income Corp.
3.250%, due 01/15/31 (d)	92,000	99,705
Royal Bank of Canada
1.200%, due 04/27/26 (d)	60,000	59,513
Scentre Group Trust 1
3.625%, due 01/28/26 (d)(f)	87,000	94,038
The Bank of Nova Scotia
2.700%, due 08/03/26 (d)	87,000	92,295
The Charles Schwab Corp.
3.300%, due 04/01/27 (d)	34,000	37,056
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (d)(g)	75,000	76,220
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (d)(g)	60,000	59,329
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (d)(g)	118,000	122,716
XLIT Ltd.
4.450%, due 03/31/25 (d)	46,000	51,035
		3,583,000
Industrial - 0.2%
3M Co.
2.000%, due 02/14/25 (d)	48,000	49,637
Amphenol Corp.
2.800%, due 02/15/30 (d)	51,000	53,637
Carrier Global Corp.
2.722%, due 02/15/30 (d)	103,000	106,551
Caterpillar Financial Services Corp.
2.850%, due 05/17/24 (d)	50,000	52,860
General Electric Co.
3.450%, due 05/01/27 (d)	52,000	57,142
Raytheon Technologies Corp.
3.200%, due 03/15/24 (d)	48,000	50,789
The Boeing Co.
4.875%, due 05/01/25 (d)	47,000	52,325
		422,941
Technology - 0.3%
Apple, Inc.
1.200%, due 02/08/28 (d)	60,000	58,862
Broadcom, Inc.
4.150%, due 11/15/30 (d)	30,000	33,189
DXC Technology Co.
1.800%, due 09/15/26 (d)	58,000	57,883
Fiserv, Inc.
3.850%, due 06/01/25 (d)	52,000	56,735
Intel Corp.
3.700%, due 07/29/25 (d)	53,000	58,013
Microsoft Corp.
2.400%, due 08/08/26 (d)	101,000	107,231
Oracle Corp.
2.950%, due 04/01/30 (d)	109,000	113,812
VMware, Inc.
1.000%, due 08/15/24 (d)	61,000	61,191
		546,916
Utilities - 0.2%
Ameren Illinois Co.
3.800%, due 05/15/28 (d)	50,000	55,768
Duke Energy Corp.
3.150%, due 08/15/27 (d)	94,000	101,053
Entergy Corp.
0.900%, due 09/15/25 (d)	20,000	19,629
FirstEnergy Corp.
4.400%, due 07/15/27 (d)	76,000	83,245
NextEra Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (d)	38,000	40,127
Sierra Pacific Power Co.
2.600%, due 05/01/26 (d)	67,000	70,447
Southwestern Electric Power Co.
1.650%, due 03/15/26 (d)	60,000	60,452
The AES Corp.
1.375%, due 01/15/26 (d)	47,000	46,230
		476,951
Total Corporate Bonds (Cost $7,488,141)		7,435,106

	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.4%
Voya Emerging Markets Hard Currency Debt Fund - Class P	139,924	1,343,271
Voya High Yield Bond Fund - Class P	173,126	1,397,129
Voya Investment Grade Credit Fund - Class P	148,959	1,684,728
Voya Securitized Credit Fund - Class P	564,449	5,537,247
Total Affiliated Registered Investment Companies (Cost $9,813,260)		9,962,375

Total Investments at Value - 94.1% (Cost $174,300,172)		211,525,274
Other Assets in Excess of Liabilities - 5.9%		13,198,543
Net Assets - 100.0%		$224,723,817

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $931,279.
(d)	Level 2 security.
(e)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2021.
(f)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2021, the value of these investments was $9,734,134 or 4.3% of total net assets.

(g)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2021.
(h)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $94,741 as of September 30, 2021, representing 0.0% of net assets.

(i)	Illiquid security. The total value of such securities is $448,067 as of September 30, 2021, representing 0.2% of net assets.
(j)	Represents less than 0.1%.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2021 (Unaudited)
Pay/Receive
Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional	Value / Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Apreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(U.S. Federal Funds Rate + 0.490%)	11/02/2022	At Maturity	19,538	$ 42,000,741	$ -
Total Return Swaps								$ -

The average monthly notional amount of total return swaps during the nine months ended September 30, 2021 was $39,265,428.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2021 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	(Depreciation)
2-Year U.S. Treasury Note Future	2	12/31/2021	$417,567	$(254)
Total Futures Contracts Purchased			$417,567	$(254)

The average monthly notional amount of futures contracts during the nine months ended September 30, 2021 was $416,074.

			Notional	Value/Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
5-Year U.S. Treasury Note Future	18	12/31/2021	$1,767,267	$11,446
10-Year U.S. Treasury Note Future	11	12/21/2021	1,207,092	15,715
U.S. Treasury Long Bond Future	5	12/21/2021	717,197	15,846
Ultra 10-Year U.S. Treasury Bond Future	13	12/21/2021	1,308,180	28,574
Ultra Long-Term U.S. Treasury Bond Future	3	12/21/2021	351,996	16,666
Total Futures Contracts Sold Short			$5,351,732	$88,247

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2021 was $6,222,188.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2021:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$182,034,706	$-	$-	$182,034,706
U.S. Treasury Obligations	-	769,573	-	769,573
Agency Mortgage-Backed Obligations	-	161,339	-	161,339
Non-Agency Mortgage-Backed Obligations	-	3,615,011	94,741	3,709,752
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	142,689	-	142,689
Asset-Backed Securities	-	3,630,765	-	3,630,765
Collateralized Loan Obligations	-	3,678,969	-	3,678,969
Corporate Bonds	-	7,435,106	-	7,435,106
Affiliated Registered Investment Companies	9,962,375	-	-	9,962,375
Total	$191,997,081	$19,433,452	$94,741	$211,525,274

Other Financial Instruments**
Assets
Unrealized appreciation on futures contracts	$88,247	$-	$-	$88,247
Unrealized appreciation on swap contracts	$-	$-	$-	$-
Total Assets	$88,247	$-	$-	$88,247

Liabilities
Unrealized depreciation on futures contracts	$(254)	$-	$-	$(254)
Total Liabilities	$(254)	$-	$-	$(254)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts.
These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type.The Portfolio held a non-agency mortgage-backed obligation that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $94,741. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the nine months ended September 30, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the nine months ended
September 30, 2021 and the value of such investments as of September 30, 2021 were as follows:
Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2021	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$ 1,358,333	$ 51,746	$ -	$ -	$ (66,808)	$ 1,343,271	$ 51,126
Voya High Yield Bond Fund - Class P	1,631,540	65,657	(300,000)	7,302	(7,370)	1,397,129	63,830
Voya Investment Grade Credit Fund - Class P	2,622,934	49,171	(900,000)	(63,765)	(23,612)	1,684,728	45,704
Voya Securitized Credit Fund - Class P	5,319,256	140,475	-	-	77,516	5,537,247	140,707
	$ 10,932,063	$ 307,049	$ (1,200,000)	$ (56,463)	$ (20,274)	$ 9,962,375	$ 301,367